Contingencies, letters of credit and other commitments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Commitments And Contingencies [Abstract]
Outstanding letter of credit	$ 47.4	$ 29.5
Purchase commitments	75.1	117.1
Purchase order for leases	$ 13.2	$ 44.1